Acquisition of WGL Holdings, Inc. (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Final Purchase Price Allocation

Purchase consideration	$5,973

Fair value assigned to net assets
Current assets	$1,220
Property, plant and equipment	5,884
Intangible assets	577
Regulatory assets	408
Long-term investments	1,475
Other long-term assets	462
Current liabilities	(1,916)
Long-term debt	(2,548)
Preferred shares	(41)
Regulatory liabilities	(1,126)
Deferred income taxes	(741)
Other long-term liabilities	(959)
Non-controlling interest	(9)
Accumulated other comprehensive income	(2)
Fair value of net assets acquired	$2,684
Goodwill	$3,289